Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Restricted cash		$ 1,297,608	314,482
FDI coverage limit	$ 250,000		$ 250,000
Maturity days	185 days		185 days
Subscription receivable	$ 800,000		$ 600,000
Debt discount	229,834		279,245
Deferred tax liabilities	10,357		9,935	156,593
Recognized tax expense	$ 21,000	$ 416,000
Deferred Income Tax			600,000
Unrecognized tax benefits
Unrecognized interest and penalties
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Temporary equity, shares outstanding (in Shares)	1,000,945		1,000,945	24,000,000
Warrants to purchase aggregate of common stock (in Shares)	20,700,000		20,700,000
Over-Allotment Option [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Overallotment option vesting period	45 days		45 days
Purchase of over allotment (in Shares)	3,600,000		3,600,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Purchase of over allotment (in Shares)	3,600,000		3,600,000